OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Prepaid Expense and Other Assets, Current [Abstract]
Prepaid expenses	$ 619	$ 530
Receivables from government authorities	568	2
Receivables from employees	6	8
Others	126	135
Other accounts receivable and prepaid expenses	$ 1,319	$ 675